STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss attributable to common shares	$ (544,637)	$ (370,406)
Changes in operating assets and liabilities:
Prepaid expenses	14,378	(66,151)
Accrued operating expenses and accounts payable	15,957	5,543
Franchise tax payable	0	180,000
Net cash used in operating activities	(514,302)	(251,014)
Cash flows from investing activities:
Principal deposited in Trust Account	0	(212,750,000)
Proceeds received from sale of investments	425,594,286	0
Purchase of investments in Trust Account	(425,500,000)	0
Interest on Trust Account	(87,978)	(7,574)
Net cash provided (used in) investing activities	6,308	(212,757,574)
Cash flows from financing activities:
Net Proceeds from Public Offering, after payment of upfront underwriting fee	0	208,500,000
Proceeds from private placement	0	6,000,000
Changes in due to affiliates	(594)	867
Payment of offering costs	0	(512,670)
Proceeds from note payable, stockholder	0	200,000
Principal payments on note payable, stockholder	0	(200,000)
Net cash provided (used in) financing activities	(594)	213,988,197
Net increase (decrease) in cash	(508,588)	979,609
Cash at beginning of the period	1,004,609	25,000
Cash at end of the period	496,021	1,004,609
Supplemental disclosure of noncash financing activities:
Deferred underwriter’s commission	$ 0	$ 7,451,250